Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - Scenario probability weighting and Macroeconomic variables for US Downward scenario (audited) (Details)
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	100.00%
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.10%	9.00%
Upside 2 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.50%
Upside 2 [member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.80%
Upside 2 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.40%
Upside 2 [member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.00%
Upside 2 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	46.00%	46.40%
Upside 2 [member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	37.10%	36.90%
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.10%	24.00%
Upside 1 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.10%
Upside 1 [member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.70%
Upside 1 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.90%
Upside 1 [member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 1 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.00%	32.60%
Upside 1 [member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.30%	30.20%
Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	40.80%	41.00%
Baseline [Member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.70%
Baseline [Member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.10%
Baseline [Member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Baseline [Member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.70%
Baseline [Member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.20%
Baseline [Member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	4.10%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	22.70%	23.00%
Downside 1 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.30%
Downside 1 [member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.40%
Downside 1 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.70%
Downside 1 [member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.20%
Downside 1 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.20%)	(0.50%)
Downside 1 [member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.00%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Downside 2 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.70%)	(4.10%)
Downside 2 [member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.40%)	(3.30%)
Downside 2 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.70%	8.80%
Downside 2 [member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	8.40%
Downside 2 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(32.40%)	(32.10%)
Downside 2 [member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(19.80%)	(17.40%)